TRADE, OTHER RECEIVABLES AND OTHER ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Jun. 30, 2020	Sep. 04, 2018
Non-current
Deferred compensation asset	$ 12	$ 25		$ 28
Prepayments	19	14		12
Recoverable tax, rebates, levies and duties (1)	200	198		195
Non-current	231	237	[1]	235	[1]
Current
Trade and loan receivables	20	50		56
Prepayments	58	41		56
Recoverable tax, rebates, levies and duties	148	155		100
Other receivables	11	14		17
Current	237	260	[1]	229	[1]
Total trade, other receivables and other assets	468	497		464
Receivables from taxes other than income tax	307	304		281
Tanzania
Current
Receivables from taxes other than income tax	153	142		139
Argentina | CVSA
Current
Receivables from taxes other than income tax	9	19		23
Taxation cap on annual taxes and duties paid by CVSA (in percent)							30.00%
Indirect tax increase | Tanzania
Current
Receivables from taxes other than income tax	11
Claims from August 2021 set off amount against other corporate taxes
Current
Receivables from taxes other than income tax	45	54
Total claims since July 2017
Current
Receivables from taxes other than income tax						$ 155
Total claims during 2022
Current
Receivables from taxes other than income tax	64
Total Claims During 2021
Current
Receivables from taxes other than income tax		50
Total claims during 2020
Current
Receivables from taxes other than income tax				52
Total claims since July 2017
Current
Receivables from taxes other than income tax	203
Discounted net indirect tax receivable
Current
Receivables from taxes other than income tax	153
Africa
Current
Recoverable value added tax	231	212		215
Appeal deposits	$ 43	$ 43		$ 34

[1]	The tangible assets and accumulated losses and other reserve balances for 31 December 2021 and 31 December 2020 have been retrospectively restated and increased with $33m due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 1.